World Omni Auto Receivables Trust 2011-A	Exhibit 99.1
Monthly Servicer Certificate
January 31, 2013

Dates Covered
Collections Period	01/01/13 - 01/31/13
Interest Accrual Period	01/15/13 - 02/14/13
30/360 Days	30
Actual/360 Days	31
Distribution Date	02/15/13

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/12	343,183,904.80	26,826
Yield Supplement Overcollateralization Amount at 12/31/12	11,308,570.59	0

Receivables Balance at 12/31/12	354,492,475.39	26,826
Principal Payments	17,142,333.17	678
Defaulted Receivables	496,428.21	32
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/13	10,491,194.24	0

Pool Balance at 01/31/13	326,362,519.77	26,116

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	865,079,666.68	50,540

Delinquent Receivables:
Past Due 31-60 days	6,230,801.33	430
Past Due 61-90 days	1,348,846.18	97
Past Due 91 + days	406,657.67	25

Total	7,986,305.18	552

Total 31+ Delinquent as % Ending Pool Balance	2.45%

Recoveries	405,424.02

Aggregate Net Losses/(Gains) - January 2013	91,004.19

Overcollateralization Target Amount	19,581,751.19
Actual Overcollateralization	19,581,751.19

Weighted Average APR	3.58%
Weighted Average APR, Yield Adjusted	5.90%
Weighted Average Remaining Term	37.48

Flow of Funds	$ Amount

Collections	18,575,355.61
Advances	(2,748.51)
Investment Earnings on Cash Accounts	1,472.57
Servicing Fee	(295,410.40)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	18,278,669.27

Distributions of Available Funds
(1) Class A Interest	338,650.39
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	47,310.65
(4) Second Priority Principal Distributable Amount	0.00
(5) Class C Interest	50,358.47
(6) Third Priority Principal Distributable Amount	0.00
(7) Required Reserve Account	0.00
(8) Noteholders’ Principal Distributable Amount	15,812,101.93
(9) Distribution to Certificateholders	2,030,247.83
(10) Remaining Amounts	0.00
Total Distributions of Available Funds	18,278,669.27

Servicing Fee	295,410.40
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount

Original Class A	749,995,000.00
Original Class B	24,366,000.00
Original Class C	24,367,000.00

Total Class A, B & C
Note Balance @ 01/15/13	322,592,870.51
Principal Paid	15,812,101.93
Note Balance @ 02/15/13	306,780,768.58

Class A-1
Note Balance @ 01/15/13	0.00
Principal Paid	0.00
Note Balance @ 02/15/13	0.00
Note Factor @ 02/15/13	0.0000000%

Class A-2
Note Balance @ 01/15/13	0.00
Principal Paid	0.00
Note Balance @ 02/15/13	0.00
Note Factor @ 02/15/13	0.0000000%

Class A-3
Note Balance @ 01/15/13	145,864,870.51
Principal Paid	15,812,101.93
Note Balance @ 02/15/13	130,052,768.58
Note Factor @ 02/15/13	61.0576378%

Class A-4
Note Balance @ 01/15/13	127,995,000.00
Principal Paid	0.00
Note Balance @ 02/15/13	127,995,000.00
Note Factor @ 02/15/13	100.0000000%

Class B
Note Balance @ 01/15/13	24,366,000.00
Principal Paid	0.00
Note Balance @ 02/15/13	24,366,000.00
Note Factor @ 02/15/13	100.0000000%

Class C
Note Balance @ 01/15/13	24,367,000.00
Principal Paid	0.00
Note Balance @ 02/15/13	24,367,000.00
Note Factor @ 02/15/13	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	436,319.51
Total Principal Paid	15,812,101.93

Total Paid	16,248,421.44

Class A-1
Coupon	0.29442%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.64000%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.11000%
Interest Paid	134,925.01
Principal Paid	15,812,101.93

Total Paid to A-3 Holders	15,947,026.94

Class A-4
Coupon	1.91000%
Interest Paid	203,725.38
Principal Paid	0.00

Total Paid to A-4 Holders	203,725.38

Class B
Coupon	2.33000%
Interest Paid	47,310.65
Principal Paid	0.00

Total Paid to B Holders	47,310.65

Class C
Coupon	2.48000%
Interest Paid	50,358.47
Principal Paid	0.00

Total Paid to C Holders	50,358.47

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.5462680
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	19.7966040

Total Distribution Amount	20.3428720

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000

Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.6334508
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	74.2352203

Total A-3 Distribution Amount	74.8686711

A-4 Interest Distribution Amount	1.5916667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	1.5916667

B Interest Distribution Amount	1.9416667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	1.9416667

C Interest Distribution Amount	2.0666668
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000

Total C Distribution Amount	2.0666668

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Third Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Advances
Balance as of 12/31/12	73,533.77
Balance as of 01/31/13	70,785.26
Change	(2,748.51)

Reserve Account
Balance as of 01/15/13	2,064,965.17
Investment Earnings	164.00
Investment Earnings Paid	(164.00)
Deposit/(Withdrawal)	—
Balance as of 02/15/13	2,064,965.17
Change	—

Required Reserve Amount	2,064,965.17